Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$3,183,637	$2,703,765	$2,317,527
Rest of Europe	1,590,867	1,559,532	1,572,883
U.S.	2,524,938	2,983,052	3,280,018
Rest of World	951,898	942,641	884,498
Total	$8,251,340	$8,188,990	$8,054,926

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$691,431	$850,525	$840,070
Rest of Europe	158,929	215,566	152,726
U.S.	206,639	245,925	311,209
Rest of World	78,342	70,659	60,513
Sub-total	$1,135,341	$1,382,675	$1,364,518
Amortization of intangible assets	(227,220)	(350,291)	(459,854)
Goodwill impairment	(364,248)	—	—
Impairment of non-financial assets	(101,027)	—	—
Total	$442,846	$1,032,384	$904,664

Schedule of Distribution of Long-Lived Assets, Net by Geographic Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Ireland	$250,566	$234,175	$199,051
Rest of Europe	94,920	88,556	94,046
U.S.	122,896	145,391	159,245
Rest of World	56,290	62,359	49,175
Total	$524,672	$530,481	$501,517